Withholding Taxes Receivables, Net (Details) - Schedule of withholding tax receivables - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of withholding tax receivables [Abstract]
Balance at January 1,	$ 4,225,039	$ 6,865,971
Addition	826,634	728,165
Collection	(648,025)	(1,527,771)
Write off		(710,219)
Allowance for uncollectible	(190,038)	(1,055,775)
Exchange difference	(681,657)	(75,332)
Balance at December 31,	$ 3,531,953	$ 4,225,039